Revenue recognition - Additional Information (Details) - Other Assets [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other assets	$ 476	$ 252
Starry Inc [Member]
Other assets		$ 252	$ 0